Supplementary Balance Sheet Information (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other:
Nontrade Receivables, Current	$ 176	$ 213
Government of Israel [Member]
Other:
Nontrade Receivables, Current	10	19
Employees [Member]
Other:
Nontrade Receivables, Current	8	26
Sundry [Member]
Other:
Nontrade Receivables, Current	$ 158	$ 168